Annual Total Returns [BarChart] - BlackRock Capital Appreciation V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	(8.88%)
Annual Return 2012	13.84%
Annual Return 2013	33.82%
Annual Return 2014	9.02%
Annual Return 2015	6.73%
Annual Return 2016	0.10%
Annual Return 2017	33.22%
Annual Return 2018	2.39%
Annual Return 2019	31.99%
Annual Return 2020	41.91%